Provision for Site Reclamation and Closure - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions	$ (3,240)	$ 2,426
Weighted average inflation rate of cash flows	2.39%	2.65%
Weighted average pre-tax risk-free rate used to discount cash flows	2.85%	3.78%
Florida Canyon Mine
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	$ 30,604	$ 33,921
San Francisco Mine
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	6,104	5,840
Annual Reassessment
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions	$ 3,240	663
Rye Patch
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions		$ 3,089
Risk free discount rate		2.93%